Fair value measurement	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair value measurement
Fair value measurement

Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. A three-level hierarchy for fair value measurements is utilized based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. BNY Mellon’s own creditworthiness is considered when valuing liabilities.
Fair value focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The objective is to determine from weighted indicators of fair value a reasonable point within the range that is most representative of fair value under current market conditions.

Determination of fair value

We have established processes for determining fair values. Fair value is based upon quoted market prices in active markets, where available. For financial instruments where quotes from recent exchange transactions are not available, we determine fair value based on discounted cash flow analysis, comparison to similar instruments, and the use of financial models. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Model-based pricing uses inputs of observable prices, where available, for interest rates, foreign exchange rates, option volatilities and other factors. Models are benchmarked and validated by an independent internal risk management function. Our valuation process takes into consideration factors such as counterparty credit quality, liquidity, concentration concerns, and observability of model parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.

Most derivative contracts are valued using internally developed models which are calibrated to observable market data and employ standard market pricing theory for their valuations. An initial “risk-neutral” valuation is performed on each position assuming time-discounting based on an AA credit curve. Then, to arrive at a fair value that incorporates counter-party credit risk, a credit adjustment is made to these results by discounting each trade’s expected exposures to the counterparty using the counterparty’s credit spreads, as implied by the credit default swap market. We also adjust expected liabilities to the counterparty using BNY Mellon’s own credit spreads, as implied by the credit default swap market. Accordingly, the valuation of our derivative position is sensitive to the current changes in our own credit spreads as well as those of our counterparties.

In certain cases, recent prices may not be observable for instruments that trade in inactive or less active markets. Upon evaluating the uncertainty in valuing financial instruments subject to liquidity issues, we make an adjustment to their value. The determination of the liquidity adjustment includes the availability of external quotes, the time since the latest available quote and the price volatility of the instrument.

Certain parameters in some financial models are not directly observable and, therefore, are based on management’s estimates and judgments. These financial instruments are normally traded less actively. We apply valuation adjustments to mitigate the possibility of error and revision in the model based estimate value. Examples include products where parameters such as correlation and recovery rates are unobservable.

The methods described above for instruments that trade in inactive or less active markets may produce a current fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We believe our methods of determining fair value are appropriate and consistent with other market participants. However, the use of different methodologies or different assumptions to value certain financial instruments could result in a different estimate of fair value.

Valuation hierarchy

A three-level valuation hierarchy is used for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described below.

Level 1: Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include certain debt and equity securities, derivative financial instruments actively traded on exchanges and U.S. Treasury securities that are actively traded in highly liquid over-the-counter markets.

Level 2: Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include debt instruments that are traded less frequently than exchange-traded securities and derivative instruments whose model inputs are observable in the market or can be corroborated by market-observable data. Examples in this category are agency and non-agency mortgage-backed securities, corporate debt securities and over-the-counter derivative contracts.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Valuation methodology

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities include both long and short positions. Level 1 securities include highly liquid government bonds, money market funds, foreign covered bonds and exchange-traded equities.

If quoted market prices are not available, we estimate fair values using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include agency and non-agency mortgage-backed securities, state and political subdivisions, commercial mortgage-backed securities, sovereign debt, corporate bonds and foreign covered bonds.
For securities where quotes from recent transactions are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain recent transactions for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2. Pricing sources discontinue pricing any specific security whenever they determine there is insufficient observable data to provide a good faith opinion on price.

In addition, we have significant investments in more actively traded agency RMBS and other types of securities such as sovereign debt. The pricing sources derive the prices for these securities largely from quotes they obtain from three major inter-dealer brokers.

In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3 of the valuation hierarchy. Securities classified within Level 3 may include securities of state and political subdivisions and distressed debt securities.

At Dec. 31, 2016, more than 99% of our securities were valued by pricing sources with reasonable levels of price transparency. We have no instruments included in Level 3 of the valuation hierarchy.

Derivatives

We classify exchange-traded derivatives valued using quoted prices in Level 1 of the valuation hierarchy. Examples include exchange-traded equity and foreign exchange options. Since few other classes of derivative contracts are listed on an exchange, most of our derivative positions are valued using internally developed models that use as their basis readily observable market parameters, and we classify them in Level 2 of the valuation hierarchy. Such derivatives include swaps and options, foreign exchange spot and forward contracts and credit default swaps.
Derivatives valued using models with significant unobservable market parameters in markets that lack two-way flow are classified in Level 3 of the valuation hierarchy. Examples may include long-dated swaps and options, where parameters may be unobservable for longer maturities; and certain highly structured products, where correlation risk is unobservable. As of Dec. 31, 2016 we have no Level 3 derivatives. Additional disclosures of derivative instruments are provided in Note 21 of the Notes to Consolidated Financial Statements.

Loans and unfunded lending-related commitments

Where quoted market prices are not available, we generally base the fair value of loans and unfunded lending-related commitments on observable market prices of similar instruments, including bonds, credit derivatives and loans with similar characteristics. If observable market prices are not available, we base the fair value on estimated cash flows adjusted for credit risk which are discounted using an interest rate appropriate for the maturity of the applicable loans or the unfunded lending-related commitments.

Unrealized gains and losses, if any, on unfunded lending-related commitments carried at fair value are classified in other assets and other liabilities, respectively. Loans and unfunded lending-related commitments carried at fair value are generally classified within Level 2 of the valuation hierarchy.

Seed capital

In our Investment Management business, we manage investment assets, including equities, fixed income, money market and alternative investment funds for institutions and other investors. As part of that activity, we make seed capital investments in certain funds. Seed capital is generally included in other assets. When applicable, we value seed capital based on the published NAV of the fund.
For other types of investments in funds, we consider all of the rights and obligations inherent in our ownership interest, including the reported NAV as well as other factors that affect the fair value of our interest in the fund.

Certain interests in securitizations

For certain interests in securitizations that are classified in securities available-for-sale, trading assets and long-term debt, we use discounted cash flow models, which generally include assumptions of projected finance charges related to the securitized assets, estimated net credit losses, prepayment assumptions and estimates of payments to third-party investors. When available, we compare our fair value estimates and assumptions to market activity and to the actual results of the securitized portfolio.

Other assets measured at NAV

BNY Mellon holds private equity investments, specifically SBICs, which are compliant with the Volcker Rule. There is no readily available market quotations for these investment partnerships. The fair value of the SBICs are based on our ownership percentage of the fair value of the underlying investments as provided by the partnership managers.  These investments are typically valued on a quarterly basis. Our SBIC private equity investments are valued at NAV as a practical expedient for fair value.

The following tables present the financial instruments carried at fair value at Dec. 31, 2016 and Dec. 31, 2015, by caption on the consolidated balance sheet and by the three-level valuation hierarchy. We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us. There were no material transfers between Level 1 and Level 2 during 2016.

Assets measured at fair value on a recurring basis at Dec. 31, 2016					Total carrying value
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
U.S. Treasury	$14,307	$—	$—	$—	$14,307
U.S. government agencies	—	359	—	—	359
Sovereign debt/sovereign guaranteed	66	12,423	—	—	12,489
State and political subdivisions	—	3,378	—	—	3,378
Agency RMBS	—	22,736	—	—	22,736
Non-agency RMBS	—	638	—	—	638
Other RMBS	—	513	—	—	513
Commercial MBS	—	928	—	—	928
Agency commercial MBS	—	6,449	—	—	6,449
CLOs	—	2,598	—	—	2,598
Other asset-backed securities	—	1,727	—	—	1,727
Equity securities	3	—	—	—	3
Money market funds (b)	842	—	—	—	842
Corporate bonds	—	1,396	—	—	1,396
Other debt securities	—	1,961	—	—	1,961
Foreign covered bonds	1,876	265	—	—	2,141
Non-agency RMBS (c)	—	1,357	—	—	1,357
Total available-for-sale securities	17,094	56,728	—	—	73,822
Trading assets:
Debt and equity instruments (b)	240	2,013	—	—	2,253
Derivative assets not designated as hedging:
Interest rate	4	7,583	—	(6,047)	1,540
Foreign exchange	—	6,104	—	(4,172)	1,932
Equity and other contracts	—	46	—	(38)	8
Total derivative assets not designated as hedging	4	13,733	—	(10,257)	3,480
Total trading assets	244	15,746	—	(10,257)	5,733
Other assets:
Derivative assets designated as hedging:
Interest rate	—	415	—	—	415
Foreign exchange	—	369	—	—	369
Total derivative assets designated as hedging	—	784	—	—	784
Other assets (d)	268	73	—	—	341
Other assets measured at net asset value (d)					214
Total other assets	268	857	—	—	1,339
Subtotal assets of operations at fair value	17,606	73,331	—	(10,257)	80,894
Percentage of assets prior to netting	19%	81%	—%
Assets of consolidated investment management funds:
Trading assets	296	683	—	—	979
Other assets	168	84	—	—	252
Total assets of consolidated investment management funds	464	767	—	—	1,231
Total assets	$18,070	$74,098	$—	$(10,257)	$82,125
Percentage of assets prior to netting	20%	80%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2016					Total carrying value
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt and equity instruments	$349	$236	$—	$—	$585
Derivative liabilities not designated as hedging:
Interest rate	4	7,629	—	(6,634)	999
Foreign exchange	—	6,103	—	(3,363)	2,740
Equity and other contracts	—	115	—	(50)	65
Total derivative liabilities not designated as hedging	4	13,847	—	(10,047)	3,804
Total trading liabilities	353	14,083	—	(10,047)	4,389
Long-term debt (b)	—	363	—	—	363
Other liabilities - derivative liabilities designated as hedging:
Interest rate	—	545	—	—	545
Foreign exchange	—	52	—	—	52
Total other liabilities - derivative liabilities designated as hedging	—	597	—	—	597
Subtotal liabilities of operations at fair value	353	15,043	—	(10,047)	5,349
Percentage of liabilities prior to netting	2%	98%	—%
Liabilities of consolidated investment management funds:
Trading liabilities	—	282	—	—	282
Other liabilities	3	30	—	—	33
Total liabilities of consolidated investment management funds	3	312	—	—	315
Total liabilities	$356	$15,355	$—	$(10,047)	$5,664
Percentage of liabilities prior to netting	2%	98%	—%

(a)
ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes certain interests in securitizations.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(d)	Includes private equity investments and seed capital.

Assets measured at fair value on a recurring basis at Dec. 31, 2015					Total carrying value
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
U.S. Treasury	$12,832	$—	$—	$—	$12,832
U.S. government agencies	—	387	—	—	387
Sovereign debt/sovereign guaranteed	35	13,182	—	—	13,217
State and political subdivisions	—	4,046	—	—	4,046
Agency RMBS	—	23,501	—	—	23,501
Non-agency RMBS	—	793	—	—	793
Other RMBS	—	1,061	—	—	1,061
Commercial MBS	—	1,392	—	—	1,392
Agency commercial MBS	—	4,020	—	—	4,020
CLOs	—	2,351	—	—	2,351
Other asset-backed securities	—	2,893	—	—	2,893
Equity securities	4	—	—	—	4
Money market funds (b)	886	—	—	—	886
Corporate bonds	—	1,752	—	—	1,752
Other debt securities	—	2,775	—	—	2,775
Foreign covered bonds	1,966	202	—	—	2,168
Non-agency RMBS (c)	—	1,789	—	—	1,789
Total available-for-sale securities	15,723	60,144	—	—	75,867
Trading assets:
Debt and equity instruments (b)	1,232	2,167	—	—	3,399
Derivative assets not designated as hedging:
Interest rate	10	10,034	—	(8,071)	1,973
Foreign exchange	—	4,905	—	(2,981)	1,924
Equity and other contracts	15	120	—	(63)	72
Total derivative assets not designated as hedging	25	15,059	—	(11,115)	3,969
Total trading assets	1,257	17,226	—	(11,115)	7,368
Loans	—	422	—	—	422
Other assets:
Derivative assets designated as hedging:
Interest rate	—	497	—	—	497
Foreign exchange	—	219	—	—	219
Total derivative assets designated as hedging	—	716	—	—	716
Other assets (d)	192	62	—	—	254
Other assets measured at net asset value (d)					117
Total other assets	192	778	—	—	1,087
Subtotal assets of operations at fair value	17,172	78,570	—	(11,115)	84,744
Percentage of assets prior to netting	18%	82%	—%
Assets of consolidated investment management funds:
Trading assets	455	773	—	—	1,228
Other assets	157	16	—	—	173
Total assets of consolidated investment management funds	612	789	—	—	1,401
Total assets	$17,784	$79,359	$—	$(11,115)	$86,145
Percentage of assets prior to netting	18%	82%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2015					Total carrying value
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt and equity instruments	$422	$152	$—	$—	$574
Derivative liabilities not designated as hedging:
Interest rate	5	9,957	—	(8,235)	1,727
Foreign exchange	—	4,682	—	(2,567)	2,115
Equity and other contracts	5	147	—	(67)	85
Total derivative liabilities not designated as hedging	10	14,786	—	(10,869)	3,927
Total trading liabilities	432	14,938	—	(10,869)	4,501
Long-term debt (b)	—	359	—	—	359
Other liabilities - derivative liabilities designated as hedging:
Interest rate	—	372	—	—	372
Foreign exchange	—	20	—	—	20
Total other liabilities - derivative liabilities designated as hedging	—	392	—	—	392
Subtotal liabilities of operations at fair value	432	15,689	—	(10,869)	5,252
Percentage of liabilities prior to netting	3%	97%	—%
Liabilities of consolidated investment management funds:
Trading liabilities	—	229	—	—	229
Other liabilities	1	16	—	—	17
Total liabilities of consolidated investment management funds	1	245	—	—	246
Total liabilities	$433	$15,934	$—	$(10,869)	$5,498
Percentage of liabilities prior to netting	3%	97%	—%

(a)
ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes certain interests in securitizations.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(d)	Includes private equity investments and seed capital.

Details of certain items measured at fair value on a recurring basis	Dec. 31, 2016					Dec. 31, 2015
	Total carrying value (a)	Ratings				Total carrying value (a)	Ratings
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollar amounts in millions)
Non-agency RMBS, originated in:
2007	$58	—%	—%	—%	100%	$66	—%	—%	—%	100%
2006	98	—	—	—	100	115	—	—	—	100
2005	180	23	5	9	63	234	19	9	13	59
2004 and earlier	302	5	3	24	68	378	4	4	26	66
Total non-agency RMBS	$638	9%	3%	14%	74%	$793	8%	4%	16%	72%
Commercial MBS - Domestic, originated in:
2009-2016	$674	84%	16%	—%	—%	$626	83%	17%	—%	—%
2008	14	100	—	—	—	16	100	—	—	—
2007	190	71	29	—	—	304	62	22	16	—
2006	3	7	93	—	—	384	76	24	—	—
Total commercial MBS - Domestic	$881	81%	19%	—%	—%	$1,330	76%	20%	4%	—%
Foreign covered bonds:
Canada	$1,320	100%	—%	—%	—%	$1,014	100%	—%	—%	—%
United Kingdom	280	100	—	—	—	363	100	—	—	—
Netherlands	160	100	—	—	—	214	100	—	—	—
Other	381	100	—	—	—	577	100	—	—	—
Total foreign covered bonds	$2,141	100%	—%	—%	—%	$2,168	100%	—%	—%	—%
European floating rate notes - available-for-sale:
United Kingdom	$379	90%	10%	—%	—%	$780	85%	15%	—%	—%
Netherlands	125	100	—	—	—	222	100	—	—	—
Ireland	58	—	—	100	—	121	—	45	55	—
Total European floating rate notes - available-for-sale	$562	83%	7%	10%	—%	$1,123	79%	15%	6%	—%
Sovereign debt/sovereign guaranteed:
United Kingdom	$3,209	100%	—%	—%	—%	$2,941	100%	—%	—%	—%
France	1,998	100	—	—	—	2,008	100	—	—	—
Spain	1,749	—	—	100	—	1,955	—	—	100	—
Germany	1,347	100	—	—	—	1,683	100	—	—	—
Italy	1,130	—	—	100	—	1,398	—	—	100	—
Netherlands	1,061	100	—	—	—	1,055	100	—	—	—
Belgium	1,005	100	—	—	—	1,108	100	—	—	—
Ireland	736	—	100	—	—	772	—	—	100	—
Other (b)	254	71	—	—	29	297	68	—	32	—
Total sovereign debt/sovereign guaranteed	$12,489	70%	6%	23%	1%	$13,217	68%	—%	32%	—%
Non-agency RMBS (c), originated in:
2007	$387	—%	—%	—%	100%	$502	—%	—%	—%	100%
2006	391	—	—	—	100	530	—	1	—	99
2005	437	—	2	1	97	580	—	2	1	97
2004 and earlier	142	2	2	17	79	177	—	3	9	88
Total non-agency RMBS (c)	$1,357	—%	1%	2%	97%	$1,789	—%	1%	1%	98%

(a)
At Dec. 31, 2016 and Dec. 31, 2015, foreign covered bonds and sovereign debt were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.

(b)	Includes $73 million of noninvestment grade sovereign debt at Dec. 31, 2016 and $95 million of investment grade sovereign debt at Dec. 31, 2015 related to Brazil.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Changes in Level 3 fair value measurements

Our classification of a financial instrument in Level 3 of the valuation hierarchy is based on the significance of the unobservable factors to the overall fair value measurement. However, these instruments generally include other observable components that are actively quoted or validated to third-party sources; accordingly, the gains and losses in the table below include changes in fair value due to observable parameters as well as the unobservable parameters in our valuation methodologies. We also frequently manage the risks of Level 3 financial instruments using securities and derivatives positions that are Level 1 or 2 instruments which are not included in the table; accordingly, the gains or losses below do not reflect the effect of our risk management activities related to the Level 3 instruments.

The Company has a Level 3 Pricing Committee which evaluates the valuation techniques used in determining the fair value of Level 3 assets and liabilities.
The tables below include a roll forward of the balance sheet amounts for the years ended Dec. 31, 2016 and Dec. 31, 2015 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2016
(in millions)	Loans
Fair value at Dec. 31, 2015	$—
Transfers into Level 3	19
Total gains or (losses) for the period included in earnings	2	(a)
Purchases, issuances and sales:
Purchases	113
Issuances	1
Sales	(135)
Fair value at Dec. 31, 2016	$—
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period	$—

(a)	Reported in investment and other income.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2015
	Available-for-sale securities		Trading assets
(in millions)	State and political subdivisions		Derivative assets	(a)	Other assets		Total assets
Fair value at Dec. 31, 2014	$11		$9		$35		$55
Transfers out of Level 3	—		(3)		—		(3)
Total gains or (losses) for the period
Included in earnings (or changes in net assets)	—	(b)	(1)	(c)	10	(d)	9
Purchases, sales and settlements:
Purchases	—		—		3		3
Sales	—		—		(48)		(48)
Settlements	(11)		(5)		—		(16)
Fair value at Dec. 31, 2015	$—		$—		$—		$—
Change in unrealized gains or (losses) for the period included in earnings for assets held at the end of the reporting period			$—		$—		$—

(a)	Derivative assets are reported on a gross basis.

(b)
Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).

(c)	Reported in foreign exchange and other trading revenue.

(d)	Reported in investment and other income.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2015
	Trading liabilities
(in millions)	Derivative liabilities	(a)
Fair value at Dec. 31, 2014	$9
Transfers out of Level 3	(3)
Total (gains) or losses for the period included in earnings	(1)	(b)
Settlements	(5)
Fair value at Dec. 31, 2015	$—
Change in unrealized (gains) or losses for the period included in earnings for liabilities held at the end of the reporting period	$—

(a)	Derivative liabilities are reported on a gross basis.

(b)	Reported in foreign exchange and other trading revenue.
Assets and liabilities measured at fair value on a nonrecurring basis

Under certain circumstances, we make adjustments to fair value our assets, liabilities and unfunded lending-related commitments although they are not measured at fair value on an ongoing basis. An example would be the recording of an impairment of an asset.
The following tables present the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy as of Dec. 31, 2016 and Dec. 31, 2015, for which a nonrecurring change in fair value has been recorded during the years ended Dec. 31, 2016 and Dec. 31, 2015.

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2016				Total carrying value
(in millions)	Level 1	Level 2	Level 3
Loans (a)	$—	$84	$7	$91
Other assets (b)	—	4	—	4
Total assets at fair value on a nonrecurring basis	$—	$88	$7	$95

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2015				Total carrying value
(in millions)	Level 1	Level 2	Level 3
Loans (a)	$—	$97	$174	$271
Other assets (b)	—	6	—	6
Total assets at fair value on a nonrecurring basis	$—	$103	$174	$277

(a)
During the years ended Dec. 31, 2016 and Dec. 31, 2015, the fair value of these loans decreased $2 million and $2 million, respectively, based on the fair value of the underlying collateral based on guidance in ASC 310, Receivables, with an offset to the allowance for credit losses.

(b)	Includes other assets received in satisfaction of debt.
Estimated fair value of financial instruments

The carrying amounts of our financial instruments (i.e., monetary assets and liabilities) are determined under different accounting methods - see Note 1 of the Notes to Consolidated Financial Statements. The following disclosure discusses these instruments on a uniform fair value basis. However, active markets do not exist for a significant portion of these instruments. For financial instruments where quoted prices from identical assets and liabilities in active markets do not exist, we determine fair value based on discounted cash flow analysis and comparison to similar instruments. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Other judgments would result in different fair values. The fair value information supplements the basic financial statements and other traditional financial data presented throughout this report.

A summary of the practices used for determining fair value and the respective level in the valuation hierarchy for financial assets and liabilities not recorded at fair value follows.

Interest-bearing deposits with the Federal Reserve and other central banks and interest-bearing deposits with banks

The estimated fair value of interest-bearing deposits with the Federal Reserve and other central banks is equal to the book value as these interest-bearing deposits are generally considered cash equivalents. These instruments are classified as Level 2 within the valuation hierarchy. The estimated fair value of interest-bearing deposits with banks is generally determined using discounted cash flows and duration of the instrument to maturity. The primary inputs used to value these transactions are interest rates based on current LIBOR market rates and time to maturity. Interest-bearing deposits with banks are classified as Level 2 within the valuation hierarchy.

Federal funds sold and securities purchased under resale agreements

The estimated fair value of federal funds sold and securities purchased under resale agreements is based on inputs such as interest rates and tenors. Federal funds sold and securities purchased under resale agreements are classified as Level 2 within the valuation hierarchy.
Securities held-to-maturity

Where quoted prices are available in an active market for identical assets and liabilities, we classify the securities as Level 1 within the valuation hierarchy. Level 1 securities include U.S. Treasury securities and foreign covered bonds.

If quoted market prices are not available for identical assets, we estimate fair value using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified as Level 2 within the valuation hierarchy, include certain agency and non-agency mortgage-backed securities, commercial mortgage-backed securities and state and political subdivision securities. For securities where quotes from active markets are not available for identical securities, we determine fair value primarily based on pricing sources with reasonable levels of price transparency that employ financial models or obtain comparison to similar instruments to arrive at “consensus” prices.

Specifically, the pricing sources obtain active market prices for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2 within the valuation hierarchy.

Loans

For residential mortgage loans, fair value is estimated using discounted cash flow analysis, adjusting where appropriate for prepayment estimates, using interest rates currently being offered for loans with similar terms and maturities to borrowers. The estimated fair value of margin loans and overdrafts is equal to the book value due to the short-term nature of these assets. The estimated fair value of other types of loans, including our term loan program, is determined using discounted cash flows. Inputs include current LIBOR market rates adjusted for credit spreads. These loans are generally classified as Level 2 within the valuation hierarchy.

Other financial assets

Other financial assets include cash, the Federal Reserve Bank stock and accrued interest receivable. Cash is classified as Level 1 within the valuation hierarchy. The Federal Reserve Bank stock is not redeemable or transferable. The estimated fair value of the Federal Reserve Bank stock is based on the issue price and is classified as Level 2 within the valuation hierarchy. Accrued interest receivable is generally short-term. As a result, book value is considered to equal fair value. Accrued interest receivable is included as Level 2 within the valuation hierarchy.

Noninterest-bearing and interest-bearing deposits

Interest-bearing deposits consist of money market rate and demand deposits, savings deposits and time deposits. Except for time deposits, book value is considered to equal fair value for these deposits due to their short duration to maturity or payable on demand feature. The fair value of interest-bearing time deposits is determined using discounted cash flow analysis. Inputs primarily consist of current LIBOR market rates and time to maturity. For all noninterest-bearing deposits, book value is considered to equal fair value as a result of the short duration of the deposit. Interest-bearing and noninterest-bearing deposits are classified as Level 2 within the valuation hierarchy.

Federal funds purchased and securities sold under repurchase agreements

The estimated fair value of federal funds purchased and securities sold under repurchase agreements is based on inputs such as interest rates and tenors. Federal funds purchased and securities sold under repurchase agreements are classified as Level 2 within the valuation hierarchy.

Payables to customers and broker-dealers

The estimated fair value of payables to customers and broker-dealers is equal to the book value, due to the demand feature of the payables to customers and broker-dealers, and are classified as Level 2 within the valuation hierarchy.

Borrowings

Borrowings primarily consist of overdrafts of subcustodian account balances in our Investment Services businesses and accrued interest payable. The estimated fair value of overdrafts of subcustodian account balances in our Investment Services businesses is considered to equal book value as a result of the short duration of the overdrafts and is included as Level 2 within the valuation hierarchy. Overdrafts are typically repaid within two days. Accrued interest payable is generally short-term. As a result, book value is considered to equal fair value. Accrued interest payable is included as Level 2 within the valuation hierarchy.
Long-term debt

The estimated fair value of long-term debt is based on current rates for instruments of the same remaining maturity or quoted market prices for the same or similar issues. Long-term debt is classified as Level 2 within the valuation hierarchy.

The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2016 and Dec. 31, 2015, by caption on the consolidated balance sheet and by the valuation hierarchy.

Summary of financial instruments	Dec. 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$58,041	$—	$58,041	$58,041
Interest-bearing deposits with banks	—	15,091	—	15,091	15,086
Federal funds sold and securities purchased under resale agreements	—	25,801	—	25,801	25,801
Securities held-to-maturity	11,173	29,496	—	40,669	40,905
Loans (a)	—	62,829	—	62,829	62,564
Other financial assets	4,822	1,112	—	5,934	5,934
Total	$15,995	$192,370	$—	$208,365	$208,331
Liabilities:
Noninterest-bearing deposits	$—	$78,342	$—	$78,342	$78,342
Interest-bearing deposits	—	141,418	—	141,418	143,148
Federal funds purchased and securities sold under repurchase agreements	—	9,989	—	9,989	9,989
Payables to customers and broker-dealers	—	20,987	—	20,987	20,987
Borrowings	—	960	—	960	960
Long-term debt	—	24,184	—	24,184	24,100
Total	$—	$275,880	$—	$275,880	$277,526

(a)	Does not include the leasing portfolio.

Summary of financial instruments	Dec. 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$113,203	$—	$113,203	$113,203
Interest-bearing deposits with banks	—	15,150	—	15,150	15,146
Federal funds sold and securities purchased under resale agreements	—	24,373	—	24,373	24,373
Securities held-to-maturity	11,376	31,828	—	43,204	43,312
Loans (a)	—	61,421	—	61,421	61,267
Other financial assets	6,537	1,096	—	7,633	7,633
Total	$17,913	$247,071	$—	$264,984	$264,934
Liabilities:
Noninterest-bearing deposits	$—	$96,277	$—	$96,277	$96,277
Interest-bearing deposits	—	182,410	—	182,410	183,333
Federal funds purchased and securities sold under repurchase agreements	—	15,002	—	15,002	15,002
Payables to customers and broker-dealers	—	21,900	—	21,900	21,900
Borrowings	—	698	—	698	698
Long-term debt	—	21,494	—	21,494	21,188
Total	$—	$337,781	$—	$337,781	$338,398

(a)	Does not include the leasing portfolio.

The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the unrealized gain (loss) (estimated fair value) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge
			Unrealized
(in millions)			Gain	(Loss)
Dec. 31, 2016
Securities available-for-sale	$9,184	$9,233	$83	$(342)
Long-term debt	20,511	20,450	330	(203)
Dec. 31, 2015
Securities available-for-sale	$7,978	$7,918	$16	$(359)
Long-term debt	18,231	17,850	479	(14)